Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 294	$ 300
Equity investments in publicly listed companies	94	98
Equity method investments under equity method	17	16
Non-marketable equity securities	151	151
Total equity investments	$ 556	$ 565